UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

INSTITUTIONAL PORTFOLIO
INSTITUTIONAL RESERVES PORTFOLIO
INSTITUTIONAL ENHANCED PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.

Institutional Reserves Portfolio P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 1.9%

Restructured Asset
Securitization*
1.09% due 09/15/03 $	50,000	$49,995,573

Certificates of Deposit (Yankee) — 12.5%

Canadian Imperial Bank
1.04% due 10/24/03	50,000	50,000,000
Credit Suisse First Boston*
1.14% due 1/12/04	50,000	50,000,055
Deutsche Bank
1.03% due 12/31/03	50,000	49,999,931
Dexia Bank
1.07% due 9/30/03	75,000	75,000,000
Toronto Dominion
1.08% due 12/11/03	50,000	49,999,986
Wells Fargo Bank*
1.06% due 10/03/03	60,000	60,000,000

		334,999,972

Commercial Paper — 61.3%

ABSC Capital Corp.
1.08% due 9/12/03	70,811	70,787,632
Amstel Funding Corp.
1.25% due 9/05/03	50,000	49,993,056
Atlantis One Funding
Corp.
1.26% due 9/19/03	50,000	49,968,500
Atomium Funding Corp.
1.23% due 9/15/03	24,751	24,739,161
1.05% due 10/31/03	20,000	19,965,000
BP Amoco Capital PLC
1.10% due 9/02/03	70,000	69,997,861
Bryant Park Funding LLC
1.07% due 9/19/03	75,000	74,959,875
Cancara Funding
1.23% due 9/02/03	40,000	39,998,633
DaimlerChrysler
1.25% due 9/03/03	50,000	49,996,528
Edison Asset Security
1.02% due 11/03/03	30,000	29,946,450
Foxboro Funding Ltd.
1.10% due 10/15/03	22,707	22,676,472
Galleon Capital Corp.
1.08% due 9/03/03	50,000	49,997,000
Giro Balanced Funding
1.04% due 9/30/03	17,979	17,963,938
Goldman Sachs Group*
1.22% due 2/19/04	60,000	60,000,000
Greyhawk Capital Corp.
1.07% due 9/24/03	60,000	59,958,983
K2 USA LLC*
1.09% due 2/25/04	50,000	50,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Market Street Funding
1.06% due 9/15/03	$75,000	$74,969,083
Mortgage Interest
Network
1.14% due 9/04/03	30,000	29,997,150
1.10% due 9/10/03	50,000	49,986,250
Nyala Funding LLC
1.00% due 10/15/03	50,000	49,938,889
1.18% due 11/18/03	50,000	49,872,167
Park Granada LLC
1.10% due 9/29/03	54,000	53,953,800
Principal Residential
Mortgage Corp.
1.22% due 09/04/03	40,000	39,995,933
St. Germain Holdings
1.06% due 9/23/03	50,000	49,967,611
Sigma Finance Inc.*
1.08% due 5/06/04	50,000	49,994,918
Silver Tower US
Funding, LLC
0.97% due 9/05/03	25,000	24,997,305
1.15% due 9/05/03	25,000	24,996,806
Stanfield Victoria
Finance Ltd.*
1.08% due 10/01/03	30,000	29,973,000
1.09% due 3/10/04	40,000	40,000,000
Starbird Funding Corp.
1.07% due 9/30/03	60,000	59,948,284
Telstra Ltd.
1.02% due 9/30/03	43,875	43,838,949
Three Pillars Funding Corp.
1.04% due 10/17/03	39,966	39,912,890
United Parcel Service
1.19% due 9/05/03	44,000	43,994,182
Victory Receivables Corp.
1.10% due 9/23/03	59,345	59,305,107
Whistlejacket Capital Ltd.
1.05% due 10/14/03	25,333	25,301,228
1.07% due 5/20/04	25,000	24,994,602
White Pine Finance LLC*
1.09% due 10/15/03	40,000	39,999,004

		1,646,886,247

Master Notes — 5.2%

Merrill Lynch & Co. Inc.
1.28% due 9/02/03	90,000	90,000,000
Morgan Stanley
Dean Witter & Co.
1.33% due 9/02/03	50,000	50,000,000

		140,000,000

23

Institutional Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Time Deposits — 11.9%

Danske Bank
1.07due 11/07/03	$60,000	$60,000,000
National City Bank
1.00% due 9/02/03	139,237	139,237,000
Keybank National
Association
1.00% due 9/02/03	120,000	120,000,000

		319,237,000

US Gov't Agency Discount Notes — 7.2%

Federal Home Loan
Mortgage
1.00% due 10/30/03	25,000	24,959,028
1.09% due 12/12/03	25,000	24,922,083
1.01% due 12/15/03	25,000	24,926,354
1.10% due 12/15/03	25,000	24,920,521
Federal National
Mortgage Association
0.90% due 9/24/03	45,000	44,974,125
1.01% due 1/28/05	50,000	49,978,796

		194,680,907

Total Investments,
at Amortized Cost	100.0%	2,685,799,699
Other Assets,
Less Liabilities	0.0	259,935

Net Assets	100.0%	$2,686,059,634

See notes to financial statements

* Variable interest rate—subject to periodic change.

24

Institutional Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost (Note 1A)	$2,685,799,699
Cash	213
Interest receivable	604,835

Total assets	2,686,404,747

Liabilities:
Management fees payable (Note 2)	120,405
Accrued expenses and other liabilities	224,708

Total liabilities	345,113

Net Assets	$2,686,059,634

Represented by:
Paid-in capital for beneficial interests	$2,686,059,634

See Notes to financial statements

25

Institutional Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$25,945,916

Expenses:
Management fees (Note 2)	$2,806,838
Custody and fund accounting fees	385,873
Trustees’ fees	161,585
Legal fees	80,007
Audit fees	18,248
Miscellaneous	24,435

Total expenses	3,476,986
Less: aggregate amounts waived by the Manager (Note 2)	(1,358,257)

Net expenses		2,118,729

Net investment income		$23,827,187

See notes to financial statements

26

Institutional Reserves Portfolio
S T A T E M E N T O F C H A N G E I N N E T A S S E T S

		For the Period
		June 3, 2002
		(Commencement
	Year Ended	of Operations) to
	August 31, 2003	August 31, 2002

Increase in Net Assets From Operations:
Net investment income	$23,827,187	$5,845,929

Capital Transactions:
Proceeds from contributions (Note 1)	10,135,347,564	3,045,090,085
Value of withdrawals	(8,699,330,681)	(1,824,720,450)

Net increase in net assets from capital transactions	1,436,016,883	1,220,369,635

Net Increase in Net Assets	1,459,844,070	1,226,215,564

Net Assets:
Beginning of year	1,226,215,564	—

End of year	$2,686,059,634	$1,226,215,564

See notes to financial statements

27

Institutional Reserves Portfolio
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Institutional Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

28

Institutional Reserves Portfolio
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets. The management fees amounted to $2,806,838 of which $1,358,257 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases and maturities and sales of money market instruments aggregated $69,858,786,389 and $68,460,367,810, respectively, for the year ended August 31, 2003.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

29

Institutional Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

		For the Period
		June 3, 2002
		(Commencement
	Year Ended	of Operations) to
	August 31, 2003	August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$2,686,060	$1,226,216
Ratio of expenses to average net assets	0.11%	0.15% *
Ratio of net investment income to average
net assets	1.27%	1.77% *

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.19%	0.20% *
Net investment income to average net assets	1.19%	1.72% *

* Annualized

See notes to financial statements

30

Institutional Reserves Portfolio
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Investors of
Institutional Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Institutional Reserves Portfolio (a New York trust) of Institutional Portfolios (the “Trust”) as of August 31, 2003, and the related statements of operations for the year then ended, and the changes in net assets and financial highlights for the year then ended and the period June 3, 2002 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Reserves Portfolio of Institutional Portfolios as of August 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period June 3, 2002 to August 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

31

Institutional Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 17 through 22 of this report.

32

Institutional Enhanced Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 3.9%

Restructured Asset
Securitization*
0.97% due 4/15/04	$500	$499,310

Commercial Paper — 23.6%

ABSC Capital Corp.
1.11% due 9/10/03	400	399,889
Cadbury Schweppes
1.22% due 9/22/03	250	249,822
Daimlerchrysler
1.23% due 9/15/03	150	149,928
Four Winds Funding Corp.
1.15% due 9/10/03	251	250,928
General Motors
Acceptance Corp.
1.25 due 9/15/03	200	199,903
John Deere Capital Corp.
1.22% due 9/11/03	250	249,915
Kellogg Company
1.15% due 9/17/03	250	249,872
Meadwestvaco Corp.
1.15% due 9/03/03	250	249,984
Mortgage Interest Network
1.14% due 9/15/03	400	399,823
Silver Tower US Funding LLC
1.13% due 10/01/03	400	399,623
Wellpointhealth Network
1.17% due 9/02/03	250	249,992

		3,049,679

Corporate Notes — 14.8%

Fenway Funding LLC
1.15% due 9/29/03	384	383,657
Foxboro Funding Ltd.
1.14% due 10/14/03	250	249,660
Harwood Funding Corp.
1.13% due 9/18/03	400	399,787
Nyala Funding LLC
1.18% due 11/18/03	537	535,627
Park Granada LLC
1.15% due 9/02/03	345	344,989

		1,913,720

Floating Rate Notes — 45.2%

Ameriquest Mortgage
Securitization Inc.
1.20% due 7/25/33	719	719,152
Bear Stearns Cos. Inc.
1.56% due 10/22/04	800	803,305
Centex Home Equity
Loan Trust
1.55% due 12/25/32	284	285,132

CIT Equipment Coll
1.30% due 10/20/09	$400	$400,162
CIT Group Inc.
1.54% due 7/29/05	350	350,580
EQCC Home Equity
Loan Trust
1.34% due 11/15/28	333	333,004
GMACM Mortgage
Loan Trust
1.26% due 2/25/05	81	80,851
Household Home
Equity Loan Trust
1.40% due 5/20/31	279	279,560
John Hancock Global
Funding LLC
1.24% due 8/30/04	800	800,705
Monumental Global Funding
1.38% due 2/15/05	400	400,020
Option One
Mortgage Loan Trust
1.37% due 7/25/32	186	186,179
Residential Asset
Mortgage Products
1.26% due 4/25/19	138	137,494
1.48% due 1/25/33	317	317,526
Saxon Asset
Securitization Trust
1.36% due 3/25/32	347	346,997
Wells Fargo Bank
1.06% due 3/24/05	400	400,000

		5,840,667

Master Notes — 8.1%

Merrill Lynch & Co. Inc.
1.28% due 9/02/03	550	550,000
Morgan Stanley
Dean Witter & Co.
1.33% due 9/02/03	500	500,000

		1,050,000

US Gov’t Agency Discount Notes — 4.1%

Federal Home
Loan Mortgage
3.18% due 10/24/03	508	509,474
Federal National
Mortgage Association
1.08% due 12/03/03	24	23,933

		533,407

Total Investments,
at Value
(Cost $12,885,645)	99.7%	12,886,783
Other Assets
Less Liabilities	0.3	41,052

Net Assets	100.0%	$12,927,835

* Variable interest rate—subject to periodic change
See notes to financial statements

Institutional Enhanced Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2003

Assets:
Investments at value (Identified Cost, 12,885,645)	$12,886,783
Cash	783
Interest receivable	13,016
Receivable from Manager	51,519

Total assets	12,952,101

Liabilities:
Accrued expenses and other liabilities	24,266

Total liabilities	24,266

Net Assets	$12,927,835

Net Assets Consist of:
Paid-in capital	$12,927,835

See notes to financial statements

Institutional Enhanced Portfolio
S T A T E M E N T  O F  O P E R AT I O N S

For the Period March 11, 2003 (Commencement of Operations) to August 31, 2003

Interest Income (Note 1B):		$90,898

Expenses:
Management fees (Note 2)	$9,795
Legal fees	26,789
Custody and fund accounting fees	16,476
Audit fees	12,000
Trustees’ fees	698
Miscellaneous	2,153

Total expenses	67,911
Less: expenses assumed by the Manager (Note 5)	(51,519)
Less: aggregate amounts waived by the Manager (Note 2)	(9,795)
Less: fees paid indirectly (Note 1D)	(2)

Net expenses		6,595

Net investment income		84,303

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		6,801
Net unrealized appreciation on investments		1,138

Net Realized and Unrealized Gain on Investments		7,939

Net Increase in Net Assets Resulting from Operations		$92,242

See notes to financial statements

Institutional Enhanced Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

March 11, 2003
(Commencement
of Operations)
to August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$84,303
Net realized gain on investments	6,801
Increase in unrealized appreciation on investments	1,138

Increase in net assets resulting from operations	92,242

Capital Transactions:
Proceeds from contributions	25,286,110
Value of withdrawals	(12,450,517)

Net increase in net assets from capital transactions	12,835,593

Net Increase in Net Assets	12,927,835
Net Assets:
Beginning of period	—

End of period	$12,927,835

See notes to financial statements

Institutional Enhanced Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”), a Commonwealth of Massachussetts trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. The Portfolio commenced operations on March 11, 2003.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows: A. Valuation of Investments Short-term obligation instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for accretion of discount and amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

Institutional Enhanced Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Fund’s average daily net assets. The management fee amounted to $9,795 of which all was voluntarily waived for the period March 11, 2003 (Commencement of Operations) through August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases and sales of investments other than short-term obligations aggregated $23,281,772 and $15,520,790, respectively, for the period March 11, 2003 (Commencement of Operations) through August 31, 2003.

At August 31, 2003 the aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes was:

Gross unrealized appreciation	$1,250
Gross unrealized depreciation	(112)

Net unrealized appreciation	$1,138

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the period March 11, 2003 (Commencement of Operations) through August 31, 2003 and the related liability at August 31, 2003 was not material.

5. Assumption of Expenses The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Portfolio for the period March 11, 2003 (Commencement of Operations) through August 31, 2003 which amounted to $51,519 to maintain a voluntary expense limitation of average daily net assets of 0.10%. This voluntary expense limitation may be discontinued at any time.

Institutional Enhanced Portfolio
F I N A N C I A L H I G H L I G H T S
	March 11, 2003
	(Commencement
	of Operations)
	to August 31, 2003

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,928
Ratio of expenses to average net assets	0.10	%*
Ratio of net investment income to average net assets	1.28	%*
Total return	0.69	%**
Portfolio turnover	228%

Note: If agents of the Portfolio had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Ratios:
Expenses to average net assets	1.03	%*
Net investment income to average net assets	0.35	%*

* Annualized.
** Not Annualized.

See notes to financial statements

Institutional Enhanced Portfolio

I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Investors of Institutional Enhanced Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments, of Institutional Enhanced Portfolio (the “Portfolio”, a Commonwealth of Massachussetts Trust) of Institutional Portfolio (the “Trust”) as of August 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period March 11, 2003 (Commencement of Operations) through August 31, 2003. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Enhanced Portfolio of Institutional Portfolio, as of August 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period March 11, 2003 (Commencement of Operations) through August 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 24, 2003

Institutional Enhanced Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Institutional Enhanced Portfolio (the “Portfolio”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 60			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (since 2000);		management)
			President, Catalyst (consulting)		(since 2001;
			(since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive Officer,		Electric Power
Management			Radian International L.L.C.		(Electric
399 Park Avenue			(engineering) (from 1996 to		Utility) (since
New York, NY 10022			1998), Member of Management		1999);
Age 66			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

Institutional Enhanced Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to 1999).
(since March 2002); Chairman and Owner, Vantage Consulting Group, Inc. (investment advisory and consulting firm) (since 1988); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (from March 1999 to 2001); former General Partner and Shareholder, Greenwich Ventures, LLC (investment partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix Trading Co. (commodity trading advisory firm) (from 1997 to 2000).

Institutional Enhanced Portfolio

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates, Inc.		(currently
Management			(investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

Institutional Enhanced Portfolio

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director,
Indus (infor-
mation tech-
nology) (from
1995 to 1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee,
Morgan
Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

Institutional Enhanced Portfolio

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and Treasurer,		(candy) (since
			Benchmark Advisors, Inc.		1990);
			(corporate financial consulting)		Director, W.A.
			(from 1989 to 2000).		Wilde
Co. (direct
media market-
ing) (since
1982);
Director,
Alpha
Grainger
Manufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment compa-
ny) (from
1985 to 2001);
Harvard Club
of Boston
(Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Advisers,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

Institutional Enhanced Portfolio

A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
*Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)     The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                 disclosure controls and procedures (as defined in Rule 30a-
                 3(c) under the Investment Company Act of 1940, as amended (the
                 "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                 required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                 under the 1940 Act and 15d-15(b) under the Securities Exchange
                 Act of 1934

         (b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                 Act) that occurred during the registrant's last fiscal
                 half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1)  Code of Ethics attached hereto.

         (a)(2)  Attached hereto.

                 Exhibit 99.CERT      Certifications pursuant to section 302
                                      of the Sarbanes-Oxley Act of 2002

         (b)     Furnished.

                 Exhibit 99.906CERT   Certifications pursuant to Section 906 of
                                      the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

INSTITUTIONAL RESERVES PORTFOLIO

By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         INSTITUTIONAL RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         INSTITUTIONAL RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003

By:      /s/ LEWIS E. DAIDONE
         Chief Administrative Officer of
         INSTITUTIONAL RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

INSTITUTIONAL ENHANCED PORTFOLIO

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      INSTITUTIONAL ENHANCED PORTFOLIO

Date: OCTOBER 29, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      INSTITUTIONAL ENHANCED PORTFOLIO

Date: OCTOBER 29, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      INSTITUTIONAL ENHANCED PORTFOLIO

Date: OCTOBER 29, 2003